Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Recognize Lease Payments Term			12 months		12 months
Operating Lease, Expense	$ 316	$ 498	$ 940	$ 711	$ 1,008	$ 817	$ 760
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 years		5 years		5 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 year		1 year		1 year